Item 1: Report to Shareholders

Equity Index 500 Fund	June 30, 2005

The views and opinions in this report were current as of June 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

Large-cap U.S. stocks generally declined in the first half of 2005, as modest second-quarter gains were not enough to offset first-quarter losses. Some small- and mid-cap indexes fared better than large-cap benchmarks and produced slight gains for the six-month period. Nevertheless, the market’s attempts to advance were hindered by concerns about the pace of economic growth amid surging oil prices—which reached $60 per barrel in late June—and rising short-term interest rates.

MARKET ENVIRONMENT

Economic conditions were mostly favorable in the first half of 2005. Although the manufacturing sector decelerated somewhat, the economy expanded at a steady pace. New job growth continued at a reasonable rate, the unemployment rate hovered slightly above 5%, and inflation remained contained, despite skyrocketing oil prices.

Relatively low interest rates continued to provide a helpful stimulus to the economy. Although money market and short-term bond yields increased as the Federal Reserve raised the fed funds target rate, long-term interest rates unexpectedly declined. The result was a flattening of the Treasury yield curve, which currently indicates that long-term Treasury yields are not much higher than short-term yields.

Large-cap U.S. stocks generally declined through April amid fears of slower economic growth accompanied by higher inflation. However, Federal Reserve officials assuaged investor worries by asserting that the economy was on a “reasonably firm footing” and that “underlying inflation remains contained.” Brisk merger activity and generally favorable corporate earnings news helped lift stocks in the second quarter, though a late-June spike in oil prices and prospects for the central bank to continue raising the overnight federal funds target rate—which has already risen from 1.00% to 3.25% over the last 12 months—capped the market’s advance.

Large-cap shares, as measured by the S&P 500 Stock Index, returned -0.81% versus 2.19% for the Dow Jones Wilshire 4500 Completion Index, a broad benchmark for small- and mid-cap stocks. As measured by various Russell indexes, value stocks outperformed their growth counterparts across all market capitalizations.

WILSHIRE 5000 RETURNS BY SECTOR

Periods Ended 6/30/05	6 Months	12 Months
Consumer Discretionary	-3.81%	8.26%
Consumer Staples	0.27	2.59
Energy	20.63	40.82
Financials	-1.60	8.82
Health Care	4.53	5.18
Industrials and Business Services	-3.52	6.68
Information Technology	-5.13	-2.28
Materials	-7.48	6.41
Telecommunication Services	-2.81	11.89
Utilities	14.36	35.68

The market for initial public offerings (IPOs) was relatively quiet in the first half of the year, though activity picked up in recent months. Fewer than 100 companies went public in the last six months, according to data from Dealogic and Thomson Financial. Nevertheless, the universe of publicly traded companies based in the U.S., as measured by the Dow Jones Wilshire 5000 Composite Index, continued to shrink in the last six months. One likely reason is brisk merger and acquisition activity; another may be insufficient trading activity involving shares of some of the smallest companies. As of June 30, there were 4,905 companies in the index versus 4,971 at the end of 2004.

SECTOR PERFORMANCE

In the U.S. stock market, as measured by the Wilshire 5000, energy stocks and utilities produced vigorous gains and far surpassed other sectors in the last six months. Health care was also modestly higher. The materials and information technology sectors performed worst, but stocks in the consumer discretionary and industrials and business services sectors also struggled.

EQUITY INDEX 500 FUND

PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Equity Index 500 Fund	-0.95%	6.02%
S&P 500 Stock Index	-0.81	6.32

Your fund returned -0.95% in the last six months and 6.02% for the 12-month period ended June 30, 2005. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. The fund usually lags slightly due to annual operating and management expenses.

Energy stocks (8.8% of equities as of June 30) produced outstanding results as oil prices extended last year’s ascent into the first half of 2005. Nearly every energy holding appreciated in value, and many were among our largest contributors to performance. The largest was ExxonMobil, which gained 13% amid rising oil prices and following better-than-expected earnings in the fourth quarter of 2004. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

Utility stocks (3.5% of equities) also extended last year’s brisk performance, led by electric utilities. One of our top contributors in this segment was Exelon, which advanced 18%. Independent power producers also performed well, especially TXU Corporation, whose shares surged 30% as its energy division benefited from rising natural gas prices. Gas utility companies trailed.

In the health care sector (13.4% of equities), gains were driven by providers and service companies. UnitedHealth Group, a high-quality, diversified, national managed care provider, was our best holding in the sector. Shares of WellPoint, HCA, and Aetna also performed very well. Pharmaceutical stocks were mixed, as weakness in Merck and Schering-Plough offset gains in Pfizer and Johnson & Johnson. Biotechnology and health care equipment and supply companies generally declined, though Gilead Sciences and Medtronic contributed to our results.

On the downside, information technology shares (15.2% of equities) detracted the most in the last six months. Nearly every underlying industry declined, but semiconductor-related stocks produced gains, thanks primarily to strength in Intel and Texas Instruments. Software stocks were dragged lower by weakness in industry giant Microsoft, but makers of computers and peripherals performed worst, led by IBM, which reported lower-than-expected first-quarter earnings and which tumbled more than 24% in the first half. Hewlett-Packard, however, bucked the negative trend as the company replaced CEO Carly Fiorina and began focusing on increasing its profitability.

Consumer discretionary stocks (11.4% of equities) generally fell, though multi-line retailers J.C. Penney, May Department Stores, and Nordstrom performed very well. Media stocks continued to struggle across the board, especially Time Warner and Viacom, while automobile stocks Ford Motor and GM suffered from weakening sales and credit rating downgrades. Specialty retailers were mixed, as gains in Best Buy and Office Depot were offset by weak performance of Home Depot. Toys R Us performed well, however, after the company received a buy-out offer from two private equity firms and a real estate developer.

PORTFOLIO CHARACTERISTICS

Extended
	Equity	Total Equity	Equity
As of 6/30/05	Index 500	Market Index	Market Index
Market Cap
(Investment-
Weighted Median)	$48.8 billion	$25.0 billion	$2.6 billion

Earnings Growth
Rate Estimated
Next 5 Years *	11.2%	11.3%	14.4%

P/E Ratio (Based
on Next 12 Months’
Estimated Earnings) *	15.4X	15.8X	17.5X

* Source data: IBES. Forecasts are in no way indicative of future investment returns.

Most major underlying industries in the financial sector (20.3% of equities) declined in the last six months. Real estate-related companies outperformed, however, especially Simon Property Group and Equity Office Properties, which benefited from the booming real estate market. Insurance stocks also held up well, with Prudential and Allstate producing good returns, though shares of American International Group suffered amid regulatory scrutiny of its accounting practices. Commercial banks did worst, especially Bank of America and Wachovia. Brokerage stocks and asset managers also struggled, though Lehman Brothers and Franklin Resources traded higher.

The industrials and business services sector (11.2% of equities) also detracted substantially from our performance. Industrial conglomerates GE, 3M, and Tyco International were responsible for a large portion of the sector’s weakness. Machinery stocks also struggled amid fears that slower economic growth would hurt the earnings of these cyclical companies. On the plus side, aerospace and defense firms gained altitude, led by Boeing and Lockheed Martin.

Standard & Poor’s authorized only three changes to the composition of the S&P 500 in the last six months, two of which stemmed from mergers. Adolph Coors, which was acquired by Canadian brewer Molson, was replaced by Molson Coors Brewing; Sears, Roebuck & Co., which merged with K-Mart, was replaced by Sears Holdings; and Power-One was supplanted by National Oilwell Varco.

TOTAL EQUITY MARKET INDEX FUND

PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Total Equity Market Index Fund	-0.08%	8.11%
Dow Jones Wilshire 5000
Composite Index *	0.02	8.39

* Dow Jones Wilshire 5000 returns through 6/30/05, calculated as of 7/11/05.

Your fund returned -0.08% in the last six months and 8.11% for the 12-month period ended June 30, 2005. The fund closely tracked the performance of the Dow Jones Wilshire 5000 Composite Index in both periods, as shown in the table, but slightly lagged due to annual operating and management expenses.

Because the Wilshire 5000 includes more than 4,900 publicly traded companies, it is impractical for us to buy shares of each. Instead, we use sampling strategies in an attempt to match the performance of the index. We manage the portfolio so that its characteristics—including sector allocations and price/earnings ratio—closely resemble those of the index. At the end of June, the fund owned stocks of approximately 2,000 companies.

SECTOR DIVERSIFICATION

Percent of			Extended
Equities	Equity	Total Equity	Equity
As of 6/30/05	Index 500	Market Index	Market Index
Consumer
Discretionary	11.4%	13.4%	18.5%
Consumer Staples	10.1	9.1	4.9
Energy	8.8	8.3	6.9
Financials	20.3	21.3	24.9
Health Care	13.4	13.0	12.3
Industrials and Business
Services	11.2	10.3	9.2
Information
Technology	15.2	15.3	14.5
Materials	2.9	3.1	3.7
Telecommunication
Services	3.2	2.8	2.0
Utilities	3.5	3.4	3.1

Note: The numbers in this table may not match the sector percentages in each fund’s portfolio of investments, which are calculated as a percentage of net assets.

In general, what was true about the performance of the Equity Index 500 Fund in the last six months was also true for this fund: energy, health care, and utilities were the sectors that contributed the most to fund performance, while the information technology, financial, consumer discretionary, and industrials and business services sectors detracted the most. The Wilshire 5000, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents about 74% of the Wilshire 5000’s total market value. The largest components of the Wilshire index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are similar, as shown in the Sector Diversification table above.

EXTENDED EQUITY MARKET INDEX FUND
PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Extended Equity Market
Index Fund	2.11%	14.10%
Dow Jones Wilshire 4500
Completion Index *	2.19	14.49

* Dow Jones Wilshire 4500 returns through 6/30/05, calculated as of 7/11/05.

Your fund returned 2.11% in the last six months and 14.10% for the 12-month period ended June 30, 2005. The fund closely tracked the performance of the Dow Jones Wilshire 4500 Completion Index in both periods, as shown in the table, but lagged slightly due to annual operating and management expenses.

The index includes more than 4,400 small- and mid-cap companies, so it is impractical for us to buy shares of each. Instead, we use sampling strategies (just as we do with the Total Equity Market Index Fund) in an attempt to match the performance of the index. At the end of June, the fund held nearly 2,500 names.

The energy sector (6.9% of equities as of June 30) contributed the most to fund performance in the last six months. Most of our holdings produced gains. Premcor and Murphy Oil led the oil and gas industry, while GlobalSantaFe and Diamond Offshore Drilling were our top contributors in the energy equipment and services industry. Utilities (3.1% of equities) also advanced in the last six months. Gas and electric utilities fared best; water utilities trailed, though Aqua America performed fairly well. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

Health care stocks (12.3% of equities) performed very well. Providers and services companies paced the sector’s advance, especially Coventry Health Care, Triad Hospitals, and WellChoice. Biotechnology stocks were fairly lackluster, but Genentech and Celgene were exceptions. Health care equipment and supply companies and pharmaceutical shares were mostly flat.

Consumer discretionary shares (18.5% of equities) made a small contribution to our results in the first half of the year. Specialty retailers did best, led by Chico’s and Abercrombie & Fitch, but PETsMART and Petco were disappointing. In the household durables industry, homebuilders were some of our top contributors to performance, especially Toll Brothers and D.R. Horton, but audio equipment maker Harman International Industries performed poorly. Media stocks struggled, particularly Liberty Media and DIRECTV, though Cablevision Systems and Fox Entertainment Group were two of our largest contributors.

Information technology shares (14.5% of equities) detracted the most from our results in the last six months. Most underlying industries declined, with communications equipment, electronics equipment, and semiconductor stocks among the weakest segments. Internet software and services stocks did best, primarily because of stellar performance of Google, a provider of Web search and online advertising services.

Stocks in the materials sector (3.7% of equities), which produced good returns in 2004, faltered in the first half of 2005 amid concerns that a slowing economy would dent the earnings of these cyclical companies. Chemical companies fared worst. Metals and mining stocks also stumbled, with AK Steel and Steel Dynamics among our worst performers. Construction materials companies held up best, benefiting from the robust real estate market.

Financial stocks (24.9% of equities) generally declined in the last six months. Commercial banks paced the sector’s decline. Thrifts and mortgage finance companies also detracted from our performance. On the plus side, real estate investment trusts (REITs) outperformed, as the real estate market remained hot and investors found REIT yields appealing in an environment of relatively low interest rates. Companies tied to the capital markets also outperformed other financial industries, led by Legg Mason. Online brokerage firm AmeriTrade also performed well: E*Trade initially sought to acquire the company, but AmeriTrade chose instead to purchase TD Waterhouse from Toronto-Dominion Bank.

Industrial and business services stocks (9.2% of equities) also detracted from our performance. Electrical equipment companies faltered, and airline stocks were grounded by record oil prices. Air freight and logistics companies, as well as road and rail stocks, also struggled amid high fuel costs, and machinery stocks were disabled by fears of slower economic growth. Favorable performance of aerospace and defense names helped to limit the losses in the sector, with United Defense Industries among the fund’s largest contributors to performance.

OUTLOOK

The economy is likely to continue expanding this year, despite elevated oil prices, and short-term interest rates are likely to keep rising. Fundamentals in corporate America are generally sound, but unless corporate profit growth remains vigorous, stocks could have difficulty making progress until the Fed signals that rates are at or near a neutral level that neither stimulates nor stifles economic growth.

Although macroeconomic factors are a major influence on the stock market, we are not preoccupied with discerning how individual stocks, sectors, or the market as a whole will react to the latest economic data, interest rate trends, or corporate developments. Our goal is to closely track the broad equity market indexes with the assets you have entrusted to us. Thank you for your support in this endeavor.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee,
Equity Index 500 Fund and Extended Equity Market Index Fund
Co-chairman of the Investment Advisory Committee,
Total Equity Market Index Fund

Ken D. Uematsu
Co-chairman of the Investment Advisory Committee,
Total Equity Market Index Fund

July 14, 2005

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment programs.

PROSPECTUS UPDATE

This updates the Total Equity Market Index Fund’s prospectus dated May 1, 2005. The Portfolio Management paragraph in Section 3 of the prospectus is amended to reflect the following change:

Effective May 2005, Ken D. Uematsu became co-chairman of the Total Equity Market Index Fund’s Investment Advisory Committee. Mr. Uematsu, who joined T. Rowe Price in 1997, is an assistant vice president of T. Rowe Price Associates, Inc., a quantitative analyst in the Systematic Equity Group, and a vice president and Investment Advisory Committee member for the Equity Index 500 and Extended Equity Market Index Funds.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

THE EVOLVING S&P 500 STOCK INDEX

Changes in the index in 2005
Additions	Deletions
Sears Holdings Corp.	Sears, Roebuck & Co.
National Oilwell Varco	Power-One
Molson Coors Brewing	Adolph Coors

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/05
Equity Index 500 Fund
GE	3.2
ExxonMobil	3.2
Microsoft	2.2
Citigroup	2.1
Pfizer	1.8
Johnson & Johnson	1.7
Bank of America	1.6
Intel	1.4
Wal-Mart	1.4
American International Group	1.3
Altria Group	1.2
Procter & Gamble	1.1
J.P. Morgan Chase	1.1
Cisco Systems	1.1
IBM	1.1
Chevron	1.0
Wells Fargo	0.9
Dell	0.8
Verizon Communications	0.8
Coca-Cola	0.8
PepsiCo	0.8
Home Depot	0.7
ConocoPhillips	0.7
SBC Communications	0.7
Time Warner	0.7
Total	33.4%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Total Equity Market Index Fund
ExxonMobil	2.4%
GE	2.4
Microsoft	1.8
Citigroup	1.6
Pfizer	1.4
Wal-Mart	1.3
Johnson & Johnson	1.3
Bank of America	1.2
Intel	1.1
American International Group	1.0
Procter & Gamble	0.9
Altria Group	0.9
Berkshire Hathaway	0.8
Cisco Systems	0.8
J.P. Morgan Chase	0.8
IBM	0.8
Chevron	0.8
Wells Fargo	0.7
Coca-Cola	0.7
Dell	0.6
Verizon Communications	0.6
PepsiCo	0.6
Home Depot	0.6
Genentech	0.5
Google	0.5
Total	26.1%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Extended Equity Market Index Fund
Berkshire Hathaway	3.2%
Genentech	2.1
Google	2.1
Kraft Foods	1.4
Liberty Media	0.7
DIRECTV	0.5
IAC/InterActiveCorp	0.4
Genworth Financial	0.4
Juniper Networks	0.3
Amazon.com	0.3
Las Vegas Sands	0.3
Liberty Global	0.3
MGM Mirage	0.3
Legg Mason	0.3
Vornado Realty Trust	0.3
UnionBancal	0.2
Murphy Oil	0.2
Enterprise Products Partners	0.2
Chicago Mercantile Exchange Holdings	0.2
Cablevision Systems	0.2
Lennar	0.2
GlobalSantaFe	0.2
Royal Caribbean Cruises	0.2
General Growth Properties	0.2
MCI	0.2
Total	14.9%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Periods Ended 6/30/05	1 Year	5 Years	10 Years

Equity Index 500 Fund	6.02%	-2.64%	9.64%

S&P 500 Stock Index	6.32	-2.37	9.94

Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price repre-
sentative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduc-
tion of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

			Since
			Inception
Periods Ended 6/30/05	1 Year	5 Years	1/30/98
Total Equity Market Index Fund	8.11%	-1.47%	4.65%
Dow Jones Wilshire 5000 Composite Index	8.39	-1.25	4.77
Dow Jones Wilshire 5000 returns through 6/30/05, calculated as of 7/11/05.

Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price represen-
tative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-
term returns.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
			Since
			Inception
Periods Ended 6/30/05	1 Year	5 Years	1/30/98
Extended Equity Market Index Fund	14.10%	1.52%	6.74%
Dow Jones Wilshire 4500 Completion Index	14.49	1.75	6.85
Dow Jones Wilshire 4500 returns through 6/30/05, calculated as of 7/11/05.
Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price represen-
tative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduc-
tion of the redemption fee. If it did, the performance would be lower.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-
term returns.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$990.50	$1.73
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.06	1.76
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.35%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$999.20	$1.98
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.81	2.01
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$1,021.10	$2.00
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.81	2.01
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half year-period.

Unaudited

FINANCIAL HIGHLIGHTS			For a share outstanding throughout each period

	6 Months	Year
	Ended	Ended
	6/30/05**	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
NET ASSET VALUE
Beginning of period	$32.56	$29.95	$23.67	$30.84	$35.50	$39.56

Investment activities
Net investment
income (loss)	0.24*	0.51*	0.37*	0.34*	0.32*	0.33*
Net realized and
unrealized gain (loss)	(0.55)	2.61	6.28	(7.17)	(4.65)	(3.98)

Total from
investment activities	(0.31)	3.12	6.65	(6.83)	(4.33)	(3.65)

Distributions
Net investment income	(0.22)	(0.51)	(0.37)	(0.34)	(0.33)	(0.33)
Net realized gain	–	–	–	–	–	(0.08)

Total distributions	(0.22)	(0.51)	(0.37)	(0.34)	(0.33)	(0.41)

NET ASSET VALUE
End of period	$32.03	$32.56	$29.95	$23.67	$30.84	$35.50

Ratios/Supplemental Data
Total return^	(0.95)%*	10.51%*	28.31%*	(22.21)%*	(12.17)%*	(9.30)%*
Ratio of total expenses to
average net assets	0.35%*†	0.35%*	0.35%*	0.35%*	0.35%*	0.35%*
Ratio of net investment
income (loss) to average
net assets	1.51%*†	1.69%*+	1.44%*	1.27%*	1.00%*	0.85%*
Portfolio turnover rate	3.1%†	6.4%	1.2%	6.6%	4.0%	9.1%
Net assets, end of period
(in millions)	$5,118	$4,789	$3,885	$2,708	$3,473	$4,045

^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
*	Excludes expenses in excess of a 0.35% contractual expense limitation in effect through 4/30/06.
** Per share amounts calculated using average shares outstanding method
+	Includes the effect of a one-time special dividend (0.32% of average net assets) that is not expected to recur.
†	Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 95.7%

CONSUMER DISCRETIONARY 11.0%
Auto Components 0.2%
Cooper Tire §	32,773	609
Dana §	67,603	1,015
Delphi §	249,858	1,162
Goodyear Tire & Rubber *§	80,470	1,199
Johnson Controls	86,194	4,855
Visteon §	56,750	342
		9,182
Automobiles 0.5%
Ford Motor §	827,367	8,472
GM §	253,785	8,629
Harley-Davidson §	129,886	6,442
		23,543
Distributors 0.1%
Genuine Parts §	78,620	3,230
		3,230
Diversified Consumer Services 0.2%
Apollo Group, Class A *§	73,744	5,768
H&R Block §	73,488	4,288
		10,056
Hotels, Restaurants & Leisure 1.5%
Carnival §	236,293	12,890
Darden Restaurants	67,797	2,236
Harrah's Entertainment	81,171	5,850
Hilton §	172,146	4,106
International Game Technology	152,824	4,302
Marriott, Class A	89,372	6,097
McDonald's	564,179	15,656
Starbucks *	177,871	9,189
Starwood Hotels & Resorts Worldwide, Equity Units	96,607	5,658
Wendy's	51,085	2,434
Yum! Brands	129,867	6,763
		75,181
Household Durables 0.6%
Black & Decker	36,364	3,267
Centex	56,736	4,010
Fortune Brands	64,644	5,741
KB Home §	38,868	2,963
Leggett & Platt	85,746	2,279
Maytag §	37,179	582
Newell Rubbermaid §	124,378	2,965
Pulte	54,078	4,556
Snap-On §	26,350	904
Stanley Works §	34,987	1,593
Whirlpool §	30,553	2,142
		31,002
Internet & Catalog Retail 0.3%
eBay *	546,104	18,027
		18,027
Leisure Equipment & Products 0.2%
Brunswick	42,817	1,855
Eastman Kodak §	127,872	3,433
Hasbro §	75,949	1,579
Mattel	184,459	3,376
		10,243
Media 3.5%
Clear Channel Communications	235,402	7,281
Comcast, Class A *	984,382	30,220
Disney §	916,363	23,074
Dow Jones §	37,813	1,340
Gannett	112,452	7,999
Interpublic Group *	188,155	2,292
Knight-Ridder §	33,875	2,078
McGraw-Hill	168,600	7,461
Meredith	21,014	1,031
New York Times, Class A	64,368	2,005
News Corp., Class A	1,289,600	20,866
Omnicom §	82,937	6,623
Time Warner *	2,106,274	35,196
Tribune §	134,227	4,722
Univision Communications, Class A *§	137,343	3,784
Viacom, Class B	722,731	23,142
		179,114
Multiline Retail 1.3%
Big Lots *§	49,120	650
Dillards, Class A §	36,167	847
Dollar General §	141,033	2,871
Family Dollar Stores	76,157	1,988
Federated Department Stores §	76,373	5,597
J.C. Penney	119,871	6,303
Kohl's *	147,300	8,236
May Department Stores	134,631	5,407
Nordstrom	57,414	3,902
Sears Holding *	45,700	6,849
Target	397,141	21,608
		64,258
Specialty Retail 2.2%
Autonation *§	99,800	2,048
AutoZone *§	30,195	2,792
Bed Bath & Beyond *	133,557	5,580
Best Buy	132,423	9,078
Circuit City	87,587	1,514
GAP §	345,919	6,832
Home Depot	961,623	37,407
Lowes	346,801	20,191
Office Depot *§	142,007	3,244
OfficeMax §	31,608	941
RadioShack §	70,277	1,628
Sherwin-Williams	60,649	2,856
Staples	330,543	7,047
The Limited	172,791	3,701
Tiffany	63,709	2,087
TJX §	211,789	5,157
Toys "R" Us *	100,278	2,655
		114,758
Textiles, Apparel, & Luxury Goods 0.4%
Coach *	169,500	5,690
Jones Apparel Group §	54,912	1,705
Liz Claiborne	49,227	1,957
Nike, Class B §	102,435	8,871
Reebok §	25,430	1,064
V. F. §	46,647	2,669
		21,956
Total Consumer Discretionary		560,550

CONSUMER STAPLES 9.7%
Beverages 2.2%
Anheuser-Busch	348,275	15,934
Brown-Forman, Class B	40,422	2,444
Coca-Cola	1,017,491	42,480
Coca-Cola Enterprises	159,965	3,521
Constellation Brands, Class A *	50,000	1,490
Molson Coors Brewing, Class B §	35,859	2,223
Pepsi Bottling Group §	88,261	2,525
PepsiCo	751,677	40,538
		111,155
Food & Staples Retailing 2.7%
Albertsons §	165,625	3,425
Costco Wholesale	213,568	9,572
CVS	364,902	10,608
Kroger *	327,887	6,240
Safeway §	200,644	4,533
Supervalu §	62,073	2,024
Sysco §	285,292	10,325
Wal-Mart	1,495,859	72,100
Walgreen	454,669	20,910
		139,737
Food Products 1.1%
Archer-Daniels-Midland	278,935	5,964
Campbell Soup §	146,318	4,502
ConAgra	232,134	5,376
General Mills §	165,794	7,757
Heinz	158,098	5,600
Hershey Foods	97,254	6,039
Kellogg	157,399	6,995
McCormick §	61,400	2,007
Sara Lee	354,150	7,016
Wrigley	88,204	6,072
		57,328
Household Products 1.7%
Clorox	69,023	3,846
Colgate-Palmolive	233,705	11,664
Kimberly-Clark	215,300	13,476
Procter & Gamble	1,112,440	58,681
		87,667
Personal Products 0.7%
Alberto Culver, Class B	38,841	1,683
Avon	211,706	8,013
Gillette	449,104	22,738
		32,434
Tobacco 1.3%
Altria Group	930,971	60,196
Reynolds American §	52,400	4,129
UST §	73,843	3,372
		67,697
Total Consumer Staples		496,018

ENERGY 8.4%
Energy Equipment & Services 1.2%
Baker Hughes §	151,598	7,756
BJ Services	73,367	3,850
Halliburton	226,444	10,829
Nabors Industries *	66,376	4,024
National Oilwell Varco *§	77,027	3,662
Noble Drilling §	60,800	3,740
Rowan	49,160	1,460
Schlumberger §	264,456	20,083
Transocean *	145,843	7,871
		63,275
Oil, Gas & Consumable Fuels 7.2%
Amerada Hess §	38,905	4,144
Anadarko Petroleum §	105,644	8,679
Apache	147,076	9,501
Ashland	30,086	2,162
Burlington Resources	173,782	9,600
Chevron	943,236	52,746
ConocoPhillips	625,104	35,937
Devon Energy	213,202	10,805
El Paso Corporation §	292,825	3,373
EOG Resources §	106,952	6,075
ExxonMobil	2,861,607	164,457
Kerr-McGee §	52,905	4,037
Kinder Morgan	48,562	4,040
Marathon Oil	156,398	8,347
Occidental Petroleum §	178,672	13,745
Sunoco §	31,318	3,560
Unocal	121,636	7,912
Valero Energy	115,400	9,129
Williams Companies	255,298	4,851
XTO Energy §	161,333	5,484
		368,584
Total Energy		431,859

FINANCIALS 19.4%
Capital Markets 2.6%
Bank of New York	350,298	10,082
Bear Stearns §	50,252	5,223
Charles Schwab §	511,146	5,766
E*TRADE Financial *	162,100	2,268
Federated Investors, Class B §	47,000	1,411
Franklin Resources §	89,132	6,861
Goldman Sachs	199,225	20,325
Janus Capital Group §	104,597	1,573
Lehman Brothers	124,661	12,376
Mellon Financial	189,837	5,446
Merrill Lynch	424,965	23,377
Morgan Stanley	493,291	25,883
Northern Trust	92,683	4,225
State Street	148,186	7,150
T. Rowe Price Group †	55,713	3,488
		135,454
Commercial Banks 5.6%
AmSouth §	158,617	4,124
Bank of America	1,807,812	82,454
BB&T §	245,236	9,802
Comerica	75,556	4,367
Compass Bancshares	55,500	2,498
Fifth Third Bancorp §	233,746	9,633
First Horizon National §	54,911	2,317
Huntington Bancshares §	105,208	2,540
KeyCorp	181,555	6,019
M & T Bank	44,200	4,648
Marshall & Ilsley	95,802	4,258
National City	266,568	9,095
North Fork Bancorporation	214,645	6,029
PNC Financial Services Group	127,619	6,950
Regions Financial §	208,376	7,060
SunTrust	152,886	11,045
Synovus Financial §	140,745	4,035
U.S. Bancorp	826,822	24,143
Wachovia	708,102	35,122
Wells Fargo	758,557	46,712
Zions Bancorp §	40,765	2,997
		285,848
Consumer Finance 1.2%
American Express §	526,837	28,044
Capital One Financial §	112,709	9,018
MBNA	567,222	14,839
Providian Financial *§	130,581	2,302
SLM Corporation	191,465	9,726
		63,929
Diversified Financial Services 3.5%
CIT Group	95,400	4,099
Citigroup	2,338,463	108,107
J.P. Morgan Chase	1,580,491	55,823
Moody's	125,212	5,630
Principal Financial Group §	133,971	5,613
		179,272
Insurance 4.2%
ACE Limited	129,009	5,786
AFLAC	225,073	9,741
Allstate	301,212	17,997
Ambac	49,204	3,433
American International Group	1,160,871	67,447
Aon §	140,778	3,525
Chubb §	87,380	7,481
Cincinnati Financial	75,240	2,977
Hartford Financial Services	131,564	9,838
Jefferson Pilot	60,877	3,069
Lincoln National	77,259	3,625
Loews	71,827	5,567
Marsh & McLennan §	239,509	6,634
MBIA §	62,664	3,717
MetLife §	329,044	14,787
Progressive Corporation §	89,343	8,828
Prudential §	234,130	15,373
SAFECO	57,179	3,107
St. Paul Companies §	302,581	11,961
Torchmark §	48,441	2,529
UnumProvident §	132,314	2,424
XL Capital	62,890	4,680
		214,526
Real Estate 0.6%
Apartment Investment & Management, Class A, REIT	43,100	1,764
Archstone-Smith Trust, REIT	88,700	3,425
Equity Office Properties, REIT	182,933	6,055
Equity Residential, REIT	128,185	4,720
Plum Creek Timber, REIT §	81,704	2,966
ProLogis, REIT	82,000	3,300
Simon Property Group, REIT	98,537	7,143
		29,373
Thrifts & Mortgage Finance 1.7%
Countrywide Credit	264,834	10,225
Fannie Mae	434,147	25,354
Freddie Mac	309,993	20,221
Golden West Financial §	127,310	8,196
MGIC Investment §	43,494	2,837
Sovereign Bancorp §	166,300	3,715
Washington Mutual	395,205	16,081
		86,629
Total Financials		995,031

HEALTH CARE 12.8%
Biotechnology 1.2%
Amgen *	555,856	33,607
Applera	86,865	1,708
Biogen Idec *	154,127	5,310
Chiron *§	66,058	2,305
Genzyme *§	112,795	6,778
Gilead Sciences *	203,800	8,965
MedImmune *§	112,347	3,002
		61,675
Health Care Equipment & Supplies 2.1%
Bausch & Lomb §	23,748	1,971
Baxter International	278,099	10,317
Becton, Dickinson	113,701	5,966
Biomet §	113,837	3,943
Boston Scientific *	339,630	9,170
C R Bard	47,776	3,178
Fisher Scientific *	54,200	3,518
Guidant	145,624	9,800
Hospira *§	71,144	2,775
Medtronic	542,648	28,104
Millipore *§	22,423	1,272
PerkinElmer	59,776	1,130
St. Jude Medical *	162,692	7,095
Stryker §	167,474	7,965
Thermo Electron *	73,372	1,971
Waters Corporation *	53,099	1,974
Zimmer Holdings *§	110,934	8,450
		108,599
Health Care Providers & Services 2.7%
Aetna	131,620	10,901
AmerisourceBergen §	47,085	3,256
Cardinal Health §	192,137	11,063
Caremark RX *	203,500	9,060
CIGNA	58,900	6,304
Express Scripts *§	68,000	3,398
HCA	188,789	10,699
Health Management, Class A §	108,093	2,830
Humana *	72,088	2,865
IMS Health	103,865	2,573
Laboratory Corporation of America *§	59,800	2,984
Manor Care	38,971	1,548
McKesson	133,514	5,980
Medco *	124,425	6,639
Quest Diagnostics §	82,200	4,379
Tenet Healthcare *	212,428	2,600
UnitedHealth Group	568,688	29,651
WellPoint *	275,614	19,194
		135,924
Pharmaceuticals 6.8%
Abbott Laboratories	697,147	34,167
Allergan	59,088	5,037
Bristol Myers Squibb	878,570	21,947
Eli Lilly	508,702	28,340
Forest Laboratories *	156,936	6,097
Johnson & Johnson	1,336,764	86,890
King Pharmaceuticals *§	110,574	1,152
Merck	990,740	30,515
Mylan Laboratories §	121,700	2,341
Pfizer	3,342,375	92,183
Schering-Plough	660,804	12,595
Watson Pharmaceuticals *§	48,430	1,431
Wyeth §	602,169	26,796
		349,491
Total Health Care		655,689

INDUSTRIALS & BUSINESS SERVICES 10.7%
Aerospace & Defense 2.2%
Boeing	371,382	24,511
General Dynamics	90,157	9,876
Goodrich §	53,439	2,189
Honeywell International	383,557	14,050
L-3 Communication §	53,200	4,074
Lockheed Martin	181,796	11,793
Northrop Grumman	160,794	8,884
Raytheon	202,099	7,906
Rockwell Collins	80,351	3,831
United Technologies	459,748	23,608
		110,722
Air Freight & Logistics 0.9%
Fedex	135,512	10,978
Ryder System	28,518	1,044
UPS, Class B	499,279	34,530
		46,552
Airlines 0.1%
Delta *§	57,423	216
Southwest Airlines	333,134	4,640
		4,856
Building Products 0.2%
American Standard	79,660	3,339
Masco	197,255	6,265
		9,604
Commercial Services & Supplies 0.7%
Allied Waste Industries *§	130,971	1,039
Avery Dennison §	47,270	2,503
Cendant §	473,334	10,589
Cintas §	66,302	2,559
Equifax	60,095	2,146
PHH *	21,986	566
Pitney Bowes	103,303	4,499
R.R. Donnelley	93,571	3,229
Robert Half International	72,861	1,819
Waste Management	254,800	7,221
		36,170
Construction & Engineering 0.1%
Fluor §	38,610	2,223
		2,223
Electrical Equipment 0.4%
American Power Conversion §	81,366	1,920
Cooper Industries, Class A	41,853	2,674
Emerson Electric	187,944	11,771
Power-One *	37,900	239
Rockwell Automation §	77,887	3,794
		20,398
Industrial Conglomerates 4.3%
3M	345,890	25,008
GE	4,767,699	165,201
Textron	60,002	4,551
Tyco International	902,973	26,367
		221,127
Machinery 1.3%
Caterpillar §	153,886	14,667
Cummins Engine §	20,061	1,497
Danaher	123,702	6,474
Deere	110,599	7,243
Dover	91,030	3,312
Eaton	67,778	4,060
Illinois Tool Works	121,988	9,720
Ingersoll-Rand, Class A	77,472	5,527
ITT Industries §	41,176	4,020
Navistar *	29,270	937
PACCAR	77,761	5,288
Pall §	56,793	1,724
Parker Hannifin §	53,492	3,317
		67,786
Road & Rail 0.5%
Burlington Northern Santa Fe §	169,048	7,959
CSX §	97,134	4,143
Norfolk Southern	181,005	5,604
Union Pacific §	117,779	7,632
		25,338
Trading Companies & Distributors 0.0%
W. W. Grainger	38,562	2,113
		2,113
Total Industrials & Business Services		546,889

INFORMATION TECHNOLOGY 14.5%
Communications Equipment 2.5%
ADC Telecommunications *§	51,989	1,132
Andrew *§	73,900	943
Avaya *§	216,633	1,802
CIENA *§	245,495	513
Cisco Systems *	2,872,774	54,899
Comverse Technology *§	89,092	2,107
Corning *	652,637	10,847
JDS Uniphase *§	648,511	986
Lucent Technologies *§	1,991,565	5,795
Motorola	1,102,366	20,129
QUALCOMM §	735,792	24,288
Scientific-Atlanta	67,824	2,257
Tellabs *	199,622	1,737
		127,435
Computers & Peripherals 3.4%
Apple Computer *§	370,744	13,647
Dell *	1,088,648	43,012
EMC *	1,082,256	14,838
Gateway *§	157,122	519
Hewlett-Packard	1,297,406	30,502
IBM	725,276	53,815
Lexmark International *§	56,667	3,674
NCR *	83,076	2,918
Network Appliance *	163,715	4,628
QLogic *§	40,561	1,252
Sun Microsystems *	1,525,026	5,688
		174,493
Electronic Equipment & Instruments 0.3%
Agilent Technologies *	194,064	4,467
Jabil Circuit *	84,954	2,611
Molex	79,832	2,079
Sanmina-SCI *§	230,897	1,263
Solectron *	436,814	1,655
Symbol Technologies §	107,049	1,057
Tektronix	39,939	929
		14,061
Internet Software & Services 0.4%
Monster Worldwide *	53,307	1,529
Yahoo! *	589,096	20,412
		21,941
IT Services 1.0%
Affiliated Computer Services, Class A *§	55,800	2,851
Automatic Data Processing §	261,680	10,983
Computer Sciences *§	84,645	3,699
Convergys *	62,364	887
Electronic Data Systems §	230,612	4,439
First Data	352,877	14,165
Fiserv *	86,023	3,695
Paychex	161,071	5,241
Sabre Holdings, Class A §	60,414	1,205
SunGard Data Systems *	131,126	4,612
Unisys *	153,584	972
		52,749
Office Electronics 0.1%
Xerox *	431,074	5,945
		5,945
Semiconductor & Semiconductor Equipment 3.1%
Advanced Micro Devices *§	175,265	3,039
Altera *	165,946	3,289
Analog Devices	166,294	6,204
Applied Materials	742,359	12,011
Applied Micro Circuits *	135,978	348
Broadcom, Class A *§	130,705	4,641
Freescale Semiconductor, Class B *	182,088	3,857
Intel	2,774,816	72,312
KLA-Tencor §	88,439	3,865
Linear Technology §	137,170	5,033
LSI Logic *§	175,965	1,494
Maxim Integrated Products	147,445	5,634
Micron Technology *§	274,923	2,807
National Semiconductor §	158,694	3,496
Novellus Systems *	61,391	1,517
NVIDIA *§	75,779	2,025
PMC-Sierra *	84,710	790
Teradyne *§	89,606	1,073
Texas Instruments	745,958	20,939
Xilinx	156,249	3,984
		158,358
Software 3.7%
Adobe Systems	221,028	6,326
Autodesk	101,938	3,504
BMC Software *§	99,714	1,790
Citrix Systems *§	76,030	1,647
Computer Associates §	239,307	6,576
Compuware *	171,987	1,236
Electronic Arts *	137,778	7,800
Intuit *§	83,188	3,753
Mercury Interactive *§	38,026	1,459
Microsoft	4,516,694	112,195
Novell *§	172,789	1,071
Oracle *	1,991,787	26,291
Parametric Technology *	120,004	766
Siebel Systems §	227,915	2,028
Symantec *§	318,700	6,928
VERITAS Software *	191,771	4,679
		188,049
Total Information Technology		743,031

MATERIALS 2.8%
Chemicals 1.5%
Air Products and Chemicals	103,163	6,221
Dow Chemical	431,624	19,220
DuPont	445,932	19,180
Eastman Chemical	36,117	1,992
Ecolab §	97,834	3,166
Engelhard	55,059	1,572
Great Lakes Chemical	23,692	746
Hercules *§	49,886	706
International Flavors & Fragrances	39,330	1,424
Monsanto	120,214	7,558
PPG Industries	77,328	4,853
Praxair	145,780	6,793
Rohm & Haas	85,925	3,982
Sigma Aldrich §	30,912	1,732
		79,145
Construction Materials 0.1%
Vulcan Materials §	45,267	2,942
		2,942
Containers & Packaging 0.2%
Ball	49,932	1,795
Bemis §	47,698	1,266
Pactiv *§	68,204	1,472
Sealed Air *§	37,673	1,876
Temple-Inland	55,688	2,069
		8,478
Metals & Mining 0.6%
Alcoa	392,198	10,248
Allegheny Technologies	41,376	913
Freeport McMoRan Copper Gold, Class B §	80,460	3,012
Newmont Mining §	200,176	7,813
Nucor §	70,734	3,227
Phelps Dodge §	43,508	4,025
USX-U.S. Steel Group §	51,451	1,768
		31,006
Paper & Forest Products 0.4%
Georgia-Pacific §	116,427	3,702
International Paper	220,509	6,662
Louisiana Pacific	49,218	1,210
MeadWestvaco §	90,813	2,546
Neenah Paper §	6,127	190
Weyerhaeuser §	108,018	6,875
		21,185
Total Materials		142,756

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
Alltel §	146,489	9,123
AT&T	360,497	6,864
BellSouth	818,687	21,752
Centurytel §	59,528	2,061
Citizens Communications §	152,170	2,045
Qwest Communications International *§	769,716	2,856
SBC Communications §	1,484,847	35,265
Sprint	664,551	16,674
Verizon Communications	1,240,426	42,857
		139,497
Wireless Telecommunication Services 0.3%
Nextel Communications, Class A *	506,020	16,350
		16,350
Total Telecommunication Services		155,847

UTILITIES 3.3%
Electric Utilities 2.1%
Allegheny Energy *§	72,215	1,821
Ameren §	90,909	5,027
American Electric Power §	171,333	6,317
CenterPoint Energy §	132,546	1,751
Cinergy	88,626	3,972
Consolidated Edison §	108,753	5,094
DTE Energy §	77,623	3,630
Edison International	145,553	5,902
Entergy	95,354	7,204
Exelon §	301,136	15,457
FirstEnergy §	148,693	7,154
FPL Group	176,930	7,442
PG&E §	165,517	6,214
Pinnacle West Capital §	44,797	1,991
PPL	85,176	5,058
Progress Energy	112,442	5,087
Southern Company §	334,203	11,587
Teco Energy §	94,304	1,783
XCEL Energy §	179,177	3,498
		105,989
Gas Utilities 0.1%
KeySpan	78,649	3,201
NICOR §	19,026	783
NiSource §	121,265	2,999
Peoples Energy §	16,526	718
		7,701
Independent Power Producers & Energy Traders 0.6%
AES *	295,233	4,836
Calpine *§	238,429	811
Constellation Energy Group	79,988	4,614
Duke Energy §	418,960	12,456
Dynegy, Class A *§	166,185	808
TXU	107,873	8,963
		32,488
Multi-Utilities 0.5%
CMS Energy *§	99,620	1,500
Dominion Resources §	152,837	11,217
Public Service Enterprise	107,449	6,535
Sempra Energy	107,095	4,424
		23,676
Total Utilities		169,854
Total Common Stocks (Cost $4,002,877)		4,897,524

SHORT-TERM INVESTMENTS 4.2%

Money Market Fund 3.9%
T. Rowe Price Reserve Investment Fund, 3.14% #†	199,612,086	199,612
		199,612
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 2.602%, 7/7/05 §++	15,000,000	14,993
		14,993
Total Short-Term Investments (Cost $214,605)		214,605

SECURITIES LENDING COLLATERAL 7.8%

Money Market Trust 7.8%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.194% #	400,464,886	400,465
Total Securities Lending Collateral (Cost $400,465)		400,465

FUTURES CONTRACTS 0.0%

Variation margin receivable (payable) on open futures contracts (2)		(1,306)
Total Futures Contracts		(1,306)

Total Investments in Securities
107.7% of Net Assets (Cost $4,617,947)	$5,511,288

(1)	Denominated in U.S. dollars unless other-
wise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at
June 30, 2005 – See Note 2
++	All or a portion of this security is pledged to
cover margin requirements on futures con-
tracts at June 30, 2005
†	Affiliated company – See Note 4
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at June 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 125 S&P 500 contracts,
$2,100 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	$37,359	$(261)
Long, 2,946 S&P Mini 500 contracts,
$9,900 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	176,097	(1,374)
Net payments (receipts) of variation
margin to date			329
Variation margin receivable (payable)
on open futures contracts			$(1,306)

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except shares and per share amounts)
Assets
Investments in securities, at value
Affiliated companies (cost $201,693)	$203,100
Non-affiliated companies (cost $4,416,254)	5,308,188

Total investments in securities	5,511,288
Dividends and interest receivable	6,366
Receivable for shares sold	28,546
Other assets	92

Total assets	5,546,292

Liabilities
Investment management fees payable	418
Payable for investment securities purchased	16,201
Payable for shares redeemed	9,072
Obligation to return securities lending collateral	400,465
Due to affiliates	945
Other liabilities	762

Total liabilities	427,863

NET ASSETS	$5,118,429

Net Assets Consist of:
Undistributed net investment income (loss)	$2,295
Undistributed net realized gain (loss)	(184,261)
Net unrealized gain (loss)	893,012
Paid-in-capital applicable to 159,787,864 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized	4,407,383

NET ASSETS	$5,118,429

NET ASSET VALUE PER SHARE	$32.03

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF OPERATIONS
($ 000s)
6 Months
Ended
6/30/05
Investment Income (Loss)
Income
Dividend	$44,928
Interest	173
Securities lending	151

Total income	45,252

Expenses
Shareholder servicing	5,866
Investment management	3,658
Prospectus and shareholder reports	189
Custody and accounting	186
Registration	70
Proxy and annual meeting	32
Legal and audit	11
Trustees	8
Miscellaneous	186
Reductions/repayments of fees and expenses
Investment management fees (waived) repaid	(1,669)

Total expenses	8,537
Expenses paid indirectly	(4)

Net expenses	8,533

Net investment income (loss)	36,719

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	(18,115)
Futures	990

Net realized gain (loss)	(17,125)

Change in net unrealized gain (loss)
Securities	(57,685)
Futures	(4,650)

Change in net unrealized gain (loss)	(62,335)

Net realized and unrealized gain (loss)	(79,460)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(42,741)

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)
	6 Months	Year
	Ended	Ended
	6/30/05	12/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,719	$71,984
Net realized gain (loss)	(17,125)	125,775
Change in net unrealized gain (loss)	(62,335)	246,106

Increase (decrease) in net assets from operations	(42,741)	443,865

Distributions to shareholders
Net investment income	(34,424)	(72,492)

Capital share transactions *
Shares sold	762,042	1,445,896
Distributions reinvested	33,868	71,092
Shares redeemed	(389,046)	(985,161)
Redemption fees received	31	62

Increase (decrease) in net assets from capital
share transactions	406,895	531,889

Net Assets
Increase (decrease) during period	329,730	903,262
Beginning of period	4,788,699	3,885,437

End of period	$5,118,429	$4,788,699

(Including undistributed net investment income of
$2,295 at 6/30/05 and $0 at 12/31/04)

*Share information
Shares sold	23,847	47,307
Distributions reinvested	1,063	2,286
Shares redeemed	(12,177)	(32,289)

Increase (decrease) in shares outstanding	12,733	17,304

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund receives upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the six months ended June 30, 2005, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2005, the value of loaned securities was $389,240,000; aggregate collateral consisted of $400,465,000 in the money market pooled trust.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $405,222,000 and $74,385,000, respectively, for the six months ended June 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2004, the fund had $164,122,000 of unused capital loss carryforwards, of which $49,385,000 expire in 2009, and $114,737,000 expire in 2010.

At June 30, 2005, the cost of investments for federal income tax purposes was $4,617,947,000. Net unrealized gain aggregated $893,012,000 at period-end, of which $1,284,055,000 related to appreciated investments and $391,043,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.15% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.35% . The fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent the fund’s net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of any reimbursement or waiver or later than April 30, 2008. Pursuant to this agreement, at June 30, 2005, management fees waived in the amount of $3,488,000 remain subject to repayment by the fund.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2005, expenses incurred pursuant to these service agreements were $53,000 for Price Associates, $1,253,000 for T. Rowe Price Services, Inc., and $2,182,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period end pursuant to these service agreements is reflected as due to affiliates in the accompanying financial statements.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Trustees, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2005, the fund was charged $439,000 for shareholder servicing costs related to the college savings plans, of which $318,000 was for services provided by Price. The amount payable at period end pursuant to this agreement is included in due to affiliates in the accompanying financial statements. At June 30, 2005, approximately 8% of the outstanding shares of the fund were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2005, the fund was allocated $1,310,000 of Retirement Funds’ expenses, of which $1,008,000 related to services provided by Price. The amount payable at period end pursuant to this agreement is reflected as a component of due to affiliates in the accompanying financial statements. At June 30, 2005, approximately 20% of the outstanding shares of the fund were held by the Retirement Funds.

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2005, dividend income from the Reserve Funds totaled $2,487,000, and the value of shares of the Reserve Funds held at June 30, 2005 and December 31, 2005 was $199,612,000 and $145,661,000, respectively. During the six months ended June 30, 2005, dividend income from T. Rowe Price Group, Inc. totaled $25,000, and the value of shares of T. Rowe Price Group, Inc. held at June 30, 2005 and December 31, 2004 was $3,488,000 and $3,220,000, respectively.

NOTE 5 - SUBSEQUENT EVENT

On July 11, 2005, the T. Rowe Price Equity Index 500 Fund acquired substantially all of the assets of the TD Waterhouse Equity Index 500 Fund and the TD Waterhouse Dow 30 Fund (collectively, the acquired funds), pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by shareholders of the acquired funds on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 3,779,100.09 shares of the T. Rowe Price Equity Index 500 Fund (with a value of $123,199,000) for the 15,495,296.970 shares of the TD Waterhouse Equity Index 500 Fund outstanding at the merger date; an additional 4,574,021.297 shares of the T. Rowe Price Equity Index 500 Fund (with a value of $149,113,000) were exchanged for the 14,291,812.549 shares of the TD Waterhouse Dow 30 Fund outstanding on July 8, 2005. The aggregate net assets of the acquired funds at that date, which included $15,076,000 of unrealized appreciation, were combined with those of the T. Rowe Price Equity Index 500 Fund. Immediately after the merger, the net assets of the T. Rowe Price Equity Index 500 Fund totaled $5,496,527,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board concluded that, based on the profitability data it reviewed, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate and expense ratio were generally at or below the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2005